                                                                                    November 3, 2011

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention:        Filing – Rule 497(j)

            RE:      The Dreyfus/Laurel Tax-Free Municipal Funds (the “Registrant”)

                                    Dreyfus BASIC California Municipal Money Market Fund

Dreyfus BASIC New York Municipal Money Market Fund

Dreyfus BASIC Massachusetts Municipal Money Market Fund

File No: 33-43845 and 811-3700

Dear Sir/Madam,

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of the Prospectuses and the combined Statement of Additional Information that would have been filed pursuant to Rule 485(b) under this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 65 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 26, 2011.

Very truly yours,

/s/ Denise L. Negron

Denise L. Negron

cc:        K&L Gates LLP

KPMG LLP

            Stroock & Stroock & Lavan LLP